Shareholder Report, Average Annual Return (Details) 195026_Roundhill UBER WeeklyPay ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill UBER WeeklyPay ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill UBER WeeklyPay ETF NAV
Average Annual Return, Percent	(14.54%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	2.65%